Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2025
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Earnings per share [Line Items]
Basic and diluted earnings per share

19.   Basic and diluted earnings per share

Basic and diluted earnings per common share have been determined as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$(000)	US$(000)	US$(000)

Profit for the period (US$)	1,367,129,000	953,177,000	778,964,000
Weighted average number of share outstanding (Note 12(a))	350,056,012	350,056,012	350,056,012
Basic and diluted earnings per share (US$)	3.905	2.723	2.225

Basic and diluted earnings per share are calculated by dividing earnings by the weighted-average number of outstanding shares during the period.